Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments
At December 31, 2024 and 2023, the Company had the following investments:

	As at December 31,
	2024	2023
Marketable securities	$2,040	$4,001
Warrants	182	195
Private company investments	3,812	6,372
Total Investments	6,034	10,568
Less: current portion	(6,034)	(6,628)
Non-current portion	$-	$3,940